Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000
Previously Paid Amount	0
Total Fee Amount	34.52
Net Fee	$ 34.52
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A